EARNINGS PER SHARE - ANTIDILUTIVE SECURITIES (DETAILS) (Stock Options [Member]) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding stock options not included in the diluted net earnings per share calculation because the options were out of the money or to do so would have been antidilutive, approximately	12	67	93